UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-4375

Name of Fund: BlackRock Pennsylvania Municipal Bond Fund of BlackRock
              Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/2007

Date of reporting period: 02/01/07 - 04/30/07

Item 1 - Schedule of Investments

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

                          Face
                        Amount  Municipal Bonds                                                                          Value
-------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 68.8%  $ 10,355  Allegheny County, Pennsylvania, GO, Refunding, Series C-57, 5.25% due 11/01/2014 (f)  $  11,343
                      ---------------------------------------------------------------------------------------------------------
                        11,880  Allegheny County, Pennsylvania, GO, Refunding, Series C-57, 5% due 11/01/2016 (f)        12,749
                      ---------------------------------------------------------------------------------------------------------
                         5,875  Allegheny County, Pennsylvania, GO, Refunding, Series C-57, 5% due 11/01/2021 (f)         6,256
                      ---------------------------------------------------------------------------------------------------------
                         7,000  Allegheny County, Pennsylvania, Hospital Development Authority, Health Center
                                Revenue Bonds (University of Pittsburgh Medical Center Health System), Series B, 6%
                                due 7/01/2025 (j)                                                                         8,560
                      ---------------------------------------------------------------------------------------------------------
                         3,975  Allegheny County, Pennsylvania, IDA, Commercial Development Revenue Refunding Bonds
                                (MPB Associates Project), 7.70% due 12/01/2013 (h)                                        4,481
                      ---------------------------------------------------------------------------------------------------------
                         1,000  Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding
                                Bonds, 5.50% due 11/01/2016                                                               1,061
                      ---------------------------------------------------------------------------------------------------------
                         1,500  Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding
                                Bonds (USX Corporation), 6.10% due 7/15/2020                                              1,533
                      ---------------------------------------------------------------------------------------------------------
                         1,000  Allegheny County, Pennsylvania, IDA, Lease Revenue Refunding Bonds (Residential
                                Resources, Inc. Project), 5.125% due 9/01/2031                                            1,033
                      ---------------------------------------------------------------------------------------------------------
                         1,000  Allegheny County, Pennsylvania, Redevelopment Authority, Tax Increment Revenue Bonds
                                (Waterfront Project), Series A, 6.30% due 12/15/2010 (k)                                  1,085
                      ---------------------------------------------------------------------------------------------------------
                           260  Allegheny County, Pennsylvania, Residential Finance Authority, S/F Mortgage Revenue
                                Bonds, AMT, Series TT, 5% due 5/01/2035 (g)                                                 264
                      ---------------------------------------------------------------------------------------------------------
                         6,685  Berks County, Pennsylvania, GO, 5.375% due 11/15/2028 (b)                                 6,827
                      ---------------------------------------------------------------------------------------------------------
                         1,000  Bradford County, Pennsylvania, IDA, Solid Waste Disposal Revenue Refunding Bonds
                                (International Paper Company Project), AMT, Series B, 5.20% due 12/01/2019                1,016
                      ---------------------------------------------------------------------------------------------------------
                           770  Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice,
                                Inc.), Series A, 5.90% due 1/01/2027                                                        792
                      ---------------------------------------------------------------------------------------------------------
                         1,000  Bucks County, Pennsylvania, IDA, Revenue Refunding Bonds (Pennswood Village
                                Project), Series A, 6% due 10/01/2027                                                     1,077
                      ---------------------------------------------------------------------------------------------------------
                         2,045  Canon-McMillan School District, Pennsylvania, Capital Appreciation, GO, Series A,
                                4.54% due 12/01/2033 (f)(p)                                                                 629
                      ---------------------------------------------------------------------------------------------------------
                           500  Chester County, Pennsylvania, Health and Education Facilities Authority, Revenue
                                Refunding Bonds (Devereux Foundation), 5% due 11/01/2031                                    512
                      ---------------------------------------------------------------------------------------------------------
                         1,785  Dauphin County, Pennsylvania, General Authority, Health System Revenue Refunding
                                Bonds (Pinnacle Health System), 5.50% due 5/15/2017 (j)                                   1,805
-------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT            Alternative Minimum Tax (subject to)
COP            Certificates of Participation
EDR            Economic Development Revenue Bonds
GO             General Obligation Bonds
HFA            Housing Finance Agency
IDA            Industrial Development Authority
PCR            Pollution Control Revenue Bonds
RITR           Residual Interest Trust Receipts
S/F            Single-Family
VRDN           Variable Rate Demand Notes

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

                          Face
                        Amount  Municipal Bonds                                                                          Value
-------------------------------------------------------------------------------------------------------------------------------
                      $  1,000  Dauphin County, Pennsylvania, General Authority, Hospital Revenue Refunding Bonds
                                (Hapsco Group - Western Pennsylvania Hospital Project), Series B, 6.25%
                                due 7/01/2016 (e)(j)                                                                  $   1,115
                      ---------------------------------------------------------------------------------------------------------
                         6,795  Delaware County, Pennsylvania, Authority Revenue Bonds (Haverford College), 5.75%
                                due 11/15/2025                                                                            7,283
                      ---------------------------------------------------------------------------------------------------------
                         3,735  Delaware County, Pennsylvania, Health Facilities Authority Revenue Bonds (Mercy
                                Health Corporation Project), 5.75% due 12/15/2020 (e)                                     3,954
                      ---------------------------------------------------------------------------------------------------------
                         1,000  Delaware County, Pennsylvania, Hospital Authority Revenue Bonds (Crozer-Chester
                                Medical Center), 6.25% due 12/15/2011 (k)                                                 1,117
                      ---------------------------------------------------------------------------------------------------------
                         6,000  Delaware County, Pennsylvania, Hospital Authority Revenue Refunding Bonds
                                (Crozer-Chester Medical Center), 5% due 12/15/2031                                        6,119
                      ---------------------------------------------------------------------------------------------------------
                         3,400  Delaware County, Pennsylvania, IDA, Water Facility Revenue Bonds (Philadelphia
                                Suburban Water), 6% due 6/01/2029 (f)                                                     3,568
                      ---------------------------------------------------------------------------------------------------------
                         8,000  Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 5.75%
                                due 1/01/2016 (h)                                                                         8,407
                      ---------------------------------------------------------------------------------------------------------
                         8,930  Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds (Port
                                District Project), Series B, 5.70% due 1/01/2022 (h)                                      9,350
                      ---------------------------------------------------------------------------------------------------------
                         1,000  Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue
                                Bonds, 5.75% due 7/01/2032                                                                1,211
                      ---------------------------------------------------------------------------------------------------------
                         2,000  Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue
                                Bonds, Series B, 5.60% due 7/01/2017 (b)                                                  2,238
                      ---------------------------------------------------------------------------------------------------------
                           500  Fulton County, Pennsylvania, IDA, Hospital Revenue Bonds (Fulton County Medical
                                Center Project), 5.90% due 7/01/2040                                                        518
                      ---------------------------------------------------------------------------------------------------------
                         1,000  Geisinger Health System, Pennsylvania, Revenue Refunding Bonds, VRDN, Series C, 4%
                                due 8/01/2028 (m)                                                                         1,000
                      ---------------------------------------------------------------------------------------------------------
                         1,000  Harrisburg, Pennsylvania, Authority, School Revenue Refunding Bonds (The School
                                District of Harrisburg Project), VRDN, 3.92% due 12/01/2027 (b)(m)                        1,000
                      ---------------------------------------------------------------------------------------------------------
                         1,000  Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Lancaster General
                                Hospital Project), 5.50% due 9/15/2013 (k)                                                1,097
                      ---------------------------------------------------------------------------------------------------------
                         4,600  Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Lancaster General
                                Hospital Project), Series A, 5% due 3/15/2036                                             4,774
                      ---------------------------------------------------------------------------------------------------------
                         1,550  Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Masonic Homes
                                Project), 5% due 11/01/2026                                                               1,611
                      ---------------------------------------------------------------------------------------------------------
                         3,000  Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Masonic Homes
                                Project), 5% due 11/01/2031                                                               3,103
                      ---------------------------------------------------------------------------------------------------------
                         3,695  Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Masonic Homes
                                Project), 5% due 11/01/2036                                                               3,805
                      ---------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

                          Face
                        Amount  Municipal Bonds                                                                          Value
-------------------------------------------------------------------------------------------------------------------------------
                      $  1,000  Lebanon County, Pennsylvania, Health Facilities Authority, Health Center Revenue
                                Bonds (Pleasant View Retirement Project), Series A, 5.30% due 12/15/2026              $   1,019
                      ---------------------------------------------------------------------------------------------------------
                         2,250  Lehigh County, Pennsylvania, General Purpose Authority, Hospital Revenue Refunding
                                Bonds (Saint Lukes Hospital of Bethlehem), 5.375% due 8/15/2013 (k)                       2,438
                      ---------------------------------------------------------------------------------------------------------
                         1,895  Lehigh County, Pennsylvania, General Purpose Authority, Revenue Refunding Bonds
                                (Kids Peace Corporation), 5.70% due 11/01/2009 (a)                                        1,942
                      ---------------------------------------------------------------------------------------------------------
                         6,480  Lycoming County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds (Divine
                                Providence Hospital), 5.375% due 11/15/2010 (d)                                           6,530
                      ---------------------------------------------------------------------------------------------------------
                         6,000  McKeesport, Pennsylvania, Area School District, GO, Refunding, Series A, 5%
                                due 10/01/2024 (h)                                                                        6,381
                      ---------------------------------------------------------------------------------------------------------
                         2,550  Mifflin County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds (Lewiston
                                Hospital), 6.40% due 7/01/2020 (l)                                                        2,779
                      ---------------------------------------------------------------------------------------------------------
                         1,000  Mifflin County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds (Lewiston
                                Hospital), 6.20% due 7/01/2030 (l)                                                        1,082
                      ---------------------------------------------------------------------------------------------------------
                         9,000  Montgomery County, Pennsylvania, Higher Education and Health Authority, Revenue
                                Refunding Bonds (Holy Redeemer Health System Project), Series A, 5.25%
                                due 10/01/2027 (b)                                                                        9,132
                      ---------------------------------------------------------------------------------------------------------
                         1,000  Montgomery County, Pennsylvania, IDA, Revenue Refunding Bonds (Foulkeways at Gwynedd
                                Project), Series A, 5% due 12/01/2024                                                     1,022
                      ---------------------------------------------------------------------------------------------------------
                         5,000  Northampton County, Pennsylvania, General Purpose Authority, Higher Education
                                Revenue Refunding Bonds (Lehigh University), 4.50% due 11/15/2036 (j)                     4,984
                      ---------------------------------------------------------------------------------------------------------
                         2,500  Northumberland County, Pennsylvania, IDA, Water Facilities Revenue Refunding Bonds
                                (Aqua Pennsylvania, Inc. Project), AMT, 5.05% due 10/01/2039 (f)                          2,602
                      ---------------------------------------------------------------------------------------------------------
                         1,000  Pennsbury, Pennsylvania, School District, GO, Refunding, 5.50% due 7/15/2012 (f)(k)       1,085
                      ---------------------------------------------------------------------------------------------------------
                         1,000  Pennsylvania Convention Center Authority Revenue Bonds, Series A, 6.70%
                                due 9/01/2016 (e)(f)                                                                      1,158
                      ---------------------------------------------------------------------------------------------------------
                           300  Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue
                                Bonds (Waste Management, Inc. Project), AMT, Series A, 5.10% due 10/01/2027                 308
                      ---------------------------------------------------------------------------------------------------------
                        13,155  Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 63A, 5.67%
                                due 4/01/2030 (p)
                                                                                                                          3,809
                      ---------------------------------------------------------------------------------------------------------
                         1,045  Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 66A, 5.65%
                                due 4/01/2029
                                                                                                                          1,049
                      ---------------------------------------------------------------------------------------------------------
                           600  Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 92-A, 4.75%
                                due 4/01/2031
                                                                                                                            601
                      ---------------------------------------------------------------------------------------------------------
                         6,700  Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 97A, 4.65%
                                due 10/01/2031
                                                                                                                          6,613
                      ---------------------------------------------------------------------------------------------------------
                         2,000  Pennsylvania HFA, S/F Revenue Refunding Bonds, AMT, Series 73A, 5.45% due 10/01/2032      2,072
                      ---------------------------------------------------------------------------------------------------------
                         2,745  Pennsylvania State Department of General Services, COP, Refunding, 5%
                                due 5/01/2014 (h)                                                                         2,884
                      ---------------------------------------------------------------------------------------------------------
                         2,815  Pennsylvania State Department of General Services, COP, Refunding, 5%
                                due 11/01/2014 (h)                                                                        2,957
                      ---------------------------------------------------------------------------------------------------------
                         2,890  Pennsylvania State Department of General Services, COP, Refunding, 5.25%
                                due 5/01/2015 (h)                                                                         3,067
                      ---------------------------------------------------------------------------------------------------------
                         2,965  Pennsylvania State Department of General Services, COP, Refunding, 5.25%
                                due 11/01/2015 (h)                                                                        3,147
                      ---------------------------------------------------------------------------------------------------------
                         1,885  Pennsylvania State Department of General Services, COP, Refunding, 5.25%
                                due 5/01/2016 (h)                                                                         2,001
                      ---------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

                          Face
                        Amount  Municipal Bonds                                                                          Value
-------------------------------------------------------------------------------------------------------------------------------
                      $ 15,000  Pennsylvania State, GO, Refunding, Third Series, 5.375% due 7/01/2016 (j)             $  16,777
                      ---------------------------------------------------------------------------------------------------------
                        13,000  Pennsylvania State, GO, Refunding, Third Series, 5.375% due 7/01/2017 (h)                14,631
                      ---------------------------------------------------------------------------------------------------------
                        15,395  Pennsylvania State, GO, Second Series, 5.50% due 1/01/2014                               16,952
                      ---------------------------------------------------------------------------------------------------------
                         6,400  Pennsylvania State Higher Education Assistance Agency, Capital Acquisition Revenue
                                Bonds, 5.875% due 12/15/2010 (j)(k)                                                       6,868
                      ---------------------------------------------------------------------------------------------------------
                         2,000  Pennsylvania State Higher Educational Facilities Authority, College and University
                                Revenue Refunding Bonds (University of the Arts), Series A, 5% due 9/15/2033 (l)          2,091
                      ---------------------------------------------------------------------------------------------------------
                           155  Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Lafayette
                                College Project), 6% due 5/01/2030                                                          164
                      ---------------------------------------------------------------------------------------------------------
                         1,500  Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding Bonds
                                (University Properties, Inc., Student Housing Project), Series A, 5%
                                due 8/01/2035 (c)                                                                         1,576
                      ---------------------------------------------------------------------------------------------------------
                           500  Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding Bonds
                                (Widener University), 5.375% due 7/15/2029                                                  528
                      ---------------------------------------------------------------------------------------------------------
                         8,000  Pennsylvania State IDA, EDR, Refunding, 5.50% due 7/01/2016 (b)                           8,720
                      ---------------------------------------------------------------------------------------------------------
                         9,000  Pennsylvania State Public School Building Authority, Revenue Refunding Bonds (The
                                School District of Philadelphia Project), Series B, 5% due 6/01/2024 (h)                  9,600
                      ---------------------------------------------------------------------------------------------------------
                         1,980  Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Refunding Bonds,
                                Sub-Series B, 5% due 12/01/2023 (b)                                                       2,123
                      ---------------------------------------------------------------------------------------------------------
                         5,000  Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, Series T,
                                5.50% due 12/01/2013 (f)                                                                  5,516
                      ---------------------------------------------------------------------------------------------------------
                         6,370  Philadelphia, Pennsylvania, Authority for IDR (American College of Physicians),
                                5.50% due 6/15/2020                                                                       6,602
                      ---------------------------------------------------------------------------------------------------------
                         8,315  Philadelphia, Pennsylvania, Authority for IDR (American College of Physicians),
                                5.50% due 6/15/2025                                                                       8,623
                      ---------------------------------------------------------------------------------------------------------
                         5,855  Philadelphia, Pennsylvania, Authority for IDR (Cultural and Commercial Corridors
                                Program), Series A, 5% due 12/01/2025 (f)                                                 6,231
                      ---------------------------------------------------------------------------------------------------------
                         1,035  Philadelphia, Pennsylvania, Authority for IDR, Refunding (PGH Development
                                Corporation), 5.50% due 7/01/2010                                                         1,037
                      ---------------------------------------------------------------------------------------------------------
                         3,945  Philadelphia, Pennsylvania, Authority for Industrial Development, Industrial and
                                Commercial Revenue Bonds (Girard Estate Coal Mining Project), 5.375%
                                due 11/15/2012 (e)                                                                        3,950
                      ---------------------------------------------------------------------------------------------------------
                         1,650  Philadelphia, Pennsylvania, Authority for Industrial Development, Industrial and
                                Commercial Revenue Bonds (Girard Estate Coal Mining Project), 5.50%
                                due 11/15/2016 (e)                                                                        1,652
                      ---------------------------------------------------------------------------------------------------------
                           500  Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                Revenue Bonds (Rieder House Project), Series A, 6.10% due 7/01/2033                         532
                      ---------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

                          Face
                        Amount  Municipal Bonds                                                                          Value
-------------------------------------------------------------------------------------------------------------------------------
                      $    500  Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                Revenue Bonds (Saligman House Project), Series C, 6.10% due 7/01/2033                 $     532
                      ---------------------------------------------------------------------------------------------------------
                           980  Philadelphia, Pennsylvania, GO, Series B, 5.90% due 11/15/2009 (f)                          982
                      ---------------------------------------------------------------------------------------------------------
                         1,920  Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th Series B, 7%
                                due 5/15/2020 (e)(j)                                                                      2,285
                      ---------------------------------------------------------------------------------------------------------
                         2,900  Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 15th Series, 5.25%
                                due 8/01/2024 (h)                                                                         2,903
                      ---------------------------------------------------------------------------------------------------------
                        10,000  Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, 1998 General
                                Ordinance, 7th Series, 5% due 10/01/2037 (b)                                             10,557
                      ---------------------------------------------------------------------------------------------------------
                         3,000  Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                Hospital Revenue Refunding Bonds (Presbyterian Medical Center), 6.65%
                                due 12/01/2019 (e)                                                                        3,612
                      ---------------------------------------------------------------------------------------------------------
                         1,390  Philadelphia, Pennsylvania, Parking Authority, Airport Parking Revenue Bonds, 5.625%
                                due 9/01/2013 (h)                                                                         1,453
                      ---------------------------------------------------------------------------------------------------------
                         5,900  Philadelphia, Pennsylvania, Parking Authority, Airport Parking Revenue Bonds, 5.40%
                                due 9/01/2015 (b)                                                                         5,986
                      ---------------------------------------------------------------------------------------------------------
                         4,495  Philadelphia, Pennsylvania, Parking Authority, Airport Parking Revenue Bonds, 5.625%
                                due 9/01/2017 (h)                                                                         4,707
                      ---------------------------------------------------------------------------------------------------------
                         4,430  Philadelphia, Pennsylvania, Parking Authority, Airport Parking Revenue Bonds, 5.625%
                                due 9/01/2018 (h)                                                                         4,648
                      ---------------------------------------------------------------------------------------------------------
                           415  Philadelphia, Pennsylvania, Qualified Redevelopment Authority Revenue Bonds, AMT,
                                Series B, 5% due 4/15/2027 (f)                                                              433
                      ---------------------------------------------------------------------------------------------------------
                         6,780  Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, 5.50%
                                due 6/15/2007 (b)                                                                         6,794
                      ---------------------------------------------------------------------------------------------------------
                         7,700  Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, Series B,
                                4.75% due 11/01/2031 (b)                                                                  7,944
                      ---------------------------------------------------------------------------------------------------------
                         2,000  Pocono Mountain School District, Pennsylvania, GO, Series C, 5% due 9/01/2031 (h)         2,131
                      ---------------------------------------------------------------------------------------------------------
                         1,845  Pocono Mountain School District, Pennsylvania, GO, Series C, 5% due 9/01/2034 (h)         1,961
                      ---------------------------------------------------------------------------------------------------------
                         1,080  Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                (Guthrie Healthcare System), Series A, 5.875% due 12/01/2011 (k)                          1,184
                      ---------------------------------------------------------------------------------------------------------
                           320  Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                (Guthrie Healthcare System), Series A, 5.875% due 12/01/2031                                344
                      ---------------------------------------------------------------------------------------------------------
                         4,000  South Fork Municipal Authority, Pennsylvania, Hospital Revenue Refunding Bonds
                                (Good Samaritan Medical Center), Series B, 5.375% due 7/01/2016 (j)                       4,067
                      ---------------------------------------------------------------------------------------------------------
                           315  Southcentral General Authority, Pennsylvania, Revenue Refunding Bonds (Wellspan
                                Health Obligated), 5.625% due 5/15/2026 (e)                                                 339
                      ---------------------------------------------------------------------------------------------------------
                         6,340  Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds (Capital
                                Projects and Equipment Program), 6.15% due 12/01/2029 (b)                                 6,816
                      ---------------------------------------------------------------------------------------------------------
                         2,500  Washington County, Pennsylvania, IDA, PCR (West Penn Power), Refunding, Series G,
                                6.05% due 4/01/2014 (b)                                                                   2,505
                      ---------------------------------------------------------------------------------------------------------
                         1,200  Washington County, Pennsylvania, Redevelopment Authority, Tax Allocation Revenue
                                Bonds (Victory Centre Project-Tanger), Series A, 5.45% due 7/01/2035                      1,233
                      ---------------------------------------------------------------------------------------------------------
                         3,785  West Chester, Pennsylvania, Area School District, GO, Series A, 5% due 5/15/2016 (h)      4,089
                      ---------------------------------------------------------------------------------------------------------
                         3,885  West Chester, Pennsylvania, Area School District, GO, Series A, 5% due 5/15/2017 (h)      4,208
                      ---------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

                          Face
                        Amount  Municipal Bonds                                                                          Value
-------------------------------------------------------------------------------------------------------------------------------
                      $  7,715  West Chester, Pennsylvania, Area School District, GO, Series A, 5% due 5/15/2018 (h)  $   8,315
                      ---------------------------------------------------------------------------------------------------------
                         7,550  West Chester, Pennsylvania, Area School District, GO, Series A, 5% due 5/15/2022 (h)      8,052
-------------------------------------------------------------------------------------------------------------------------------
Guam - 0.3%                500  Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75%
                                due 10/01/2033                                                                              571
                      ---------------------------------------------------------------------------------------------------------
                         1,000  Guam Government Waterworks Authority, Water and Wastewater System, Revenue Refunding
                                Bonds, 6% due 7/01/2025                                                                   1,096
-------------------------------------------------------------------------------------------------------------------------------
Multi State - 8.9%      25,000  Charter Mac Equity Issuer Trust, 6.625% due 6/30/2049 (o)                                26,105
                      ---------------------------------------------------------------------------------------------------------
                        10,000  Charter Mac Equity Issuer Trust, 7.60% due 11/30/2050 (o)                                10,987
                      ---------------------------------------------------------------------------------------------------------
                         4,000  Munimae TE Bond Subsidiary LLC, 6.875% due 6/30/2049 (o)                                  4,195
                      ---------------------------------------------------------------------------------------------------------
                        10,000  Munimae TE Bond Subsidiary LLC, 7.75% due 6/30/2050 (o)                                  11,011
-------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 14.9%      1,220  Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding
                                Bonds, 5.375% due 5/15/2033                                                               1,277
                      ---------------------------------------------------------------------------------------------------------
                        20,000  Puerto Rico Commonwealth, GO, Refunding, 5.50% due 7/01/2012 (f)                         21,698
                      ---------------------------------------------------------------------------------------------------------
                         2,000  Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3, 7.261%
                                due 7/01/2016 (j)(n)                                                                      2,245
                      ---------------------------------------------------------------------------------------------------------
                         1,315  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                Revenue Bonds, Series G, 5% due 7/01/2013                                                 1,410
                      ---------------------------------------------------------------------------------------------------------
                           685  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                Revenue Bonds, Series G, 5% due 7/01/2033                                                   708
                      ---------------------------------------------------------------------------------------------------------
                         6,300  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                Revenue Refunding Bonds, Series M, 5% due 7/01/2037                                       6,607
                      ---------------------------------------------------------------------------------------------------------
                         4,835  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                Revenue Refunding Bonds, Series M, 5% due 7/01/2046                                       5,038
                      ---------------------------------------------------------------------------------------------------------
                         6,545  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                Revenue Refunding Bonds, Series N, 5.25% due 7/01/2039 (f)                                7,687
                      ---------------------------------------------------------------------------------------------------------
                        11,830  Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series A, 5.50%             13,344
                                due 7/01/2016 (j)
                      ---------------------------------------------------------------------------------------------------------
                         7,500  Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series A, 5.50%              8,626
                                due 7/01/2020 (j)
                      ---------------------------------------------------------------------------------------------------------
                         5,260  Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2034              5,459
                      ---------------------------------------------------------------------------------------------------------
                           750  Puerto Rico Ports Authority, Special Facilities Revenue Bonds (American Airlines),
                                AMT, Series A, 6.25% due 6/01/2026                                                          754
                      ---------------------------------------------------------------------------------------------------------
                         2,940  Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                Bonds, Series D, 5.375% due 7/01/2033                                                     3,099
                      ---------------------------------------------------------------------------------------------------------
                         9,340  Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                Series E, 5.50% due 2/01/2012 (k)                                                        10,063
-------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin              1,000  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 0.9%                  Coker Project), AMT, 6.50% due 7/01/2021                                                  1,125
                      ---------------------------------------------------------------------------------------------------------
                         3,535  Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
                                Refinery), AMT, 4.70% due 7/01/2022                                                       3,549
                      ---------------------------------------------------------------------------------------------------------
                           500  Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
                                Refinery), AMT, 6.125% due 7/01/2022                                                        551
-------------------------------------------------------------------------------------------------------------------------------
                                Total Municipal Bonds  (Cost - $529,324) - 93.8%                                        552,413
-------------------------------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

                          Face
                        Amount  Municipal Bonds Held in Trust (q)                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 13.9%  $ 40,000  Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 5.75%     $  41,939
                                due 1/01/2022 (h)
                      ---------------------------------------------------------------------------------------------------------
                        20,010  Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue
                                Bonds, 5.75% due 7/01/2032 (h)                                                           24,234
                      ---------------------------------------------------------------------------------------------------------
                         3,000  Luzerne County, Pennsylvania, IDA, Water Facility Revenue Refunding Bonds
                                (Pennsylvania American Water Company Project), AMT, Series A, 5.10%
                                due 9/01/2034 (b)                                                                         3,143
                      ---------------------------------------------------------------------------------------------------------
                         5,000  Pennsylvania State Public School Building Authority, School Lease Revenue Bonds
                                (The School District of Philadelphia Project), 5.25% due 6/01/2013 (h)                    5,410
                      ---------------------------------------------------------------------------------------------------------
                         5,000  Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, Series A, 5.25%
                                due 12/01/2019 (j)                                                                        5,512
                      ---------------------------------------------------------------------------------------------------------
                         1,600  Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, Series A, 5.50%
                                due 12/01/2031 (b)                                                                        1,761
-------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 1.9%       1,600  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                Refunding Bonds, Series A, 5.375% due 10/01/2016                                          1,703
                      ---------------------------------------------------------------------------------------------------------
                         2,000  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                Refunding Bonds, Series A, 5.50% due 10/01/2017                                           2,135
                      ---------------------------------------------------------------------------------------------------------
                         2,000  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                Refunding Bonds, Series A, 5.50% due 10/01/2018                                           2,137
                      ---------------------------------------------------------------------------------------------------------
                         2,760  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                Refunding Bonds, Series A, 5.50% due 10/01/2019                                           2,950
                      ---------------------------------------------------------------------------------------------------------
                         1,000  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                Refunding Bonds, Series A, 5.50% due 10/01/2020                                           1,069
                      ---------------------------------------------------------------------------------------------------------
                         1,000  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                Refunding Bonds, Series A, 5.375% due 10/01/2024                                          1,065
-------------------------------------------------------------------------------------------------------------------------------
                                Total Municipal Bonds Held in Trust (Cost - $90,028) - 15.8%                             93,058
-------------------------------------------------------------------------------------------------------------------------------

                        Shares
                          Held  Short-Term Securities
-------------------------------------------------------------------------------------------------------------------------------
                        13,315  CMA Pennsylvania Municipal Money Fund, 3.25% (i)(r)                                      13,315
-------------------------------------------------------------------------------------------------------------------------------
                                Total Short-Term Securities (Cost - $13,315) - 2.2%                                      13,315
-------------------------------------------------------------------------------------------------------------------------------
                                Total Investments (Cost - $632,667*) - 111.8%                                           658,786

                                Liabilities in Excess of Other Assets - (1.8%)                                          (10,557)

                                Liability for Trust Certificates, Including Interest Expense Payable - (10.0%)          (59,064)
                                                                                                                      ---------
                                Net Assets - 100.0%                                                                   $ 589,165
                                                                                                                      =========

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 574,375
                                                                      =========
      Gross unrealized appreciation                                   $  26,863
      Gross unrealized depreciation                                        (862)
                                                                      ---------
      Net unrealized appreciation                                      $ 26,001
                                                                      =========

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

(a)   ACA Insured.
(b)   AMBAC Insured.
(c)   CIFG Insured.
(d)   Connie Lee Insured.
(e)   Escrowed to maturity.
(f)   FGIC Insured.
(g)   FNMA/GNMA Collateralized.
(h)   FSA Insured.
(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                  Net Activity    Dividend Income
      --------------------------------------------------------------------------
      CMA Pennsylvania Municipal Money Fund         12,064          $    141
      --------------------------------------------------------------------------

(j)   MBIA Insured.
(k)   Prerefunded.
(l)   Radian Insured.
(m) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(n) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(o) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(p) Represents a zero coupon bond; the interest rate shown reflects the effective at the time of purchase.
(q) Securities represent underlying bonds transferred to a separate securitization trusts established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as a collateral in a financing transaction.
(r)   Represents the current yield as of April 30, 2007.
o Forward interest rate swaps outstanding as of April 30, 2007 were as follows:

      -------------------------------------------------------------------------------------------------------------
                                                                                                      Unrealized
                                                                                                     Appreciation
                                                                             Notional Amount         (Depreciation)
      -------------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.627% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase
      Expires June 2017                                                           $ 3,000                 $ 6
      -------------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

      ----------------------------------------------------------------------------------------------------------
                                                                                                    Unrealized
                                                                                                   Appreciation
                                                                              Notional Amount     (Depreciation)
      ----------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.595% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase
      Expires June 2017                                                           $  2,000             $    9

      Pay a fixed rate of 3.618% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase
      Expires June 2017                                                           $ 20,000                 58

      Pay a fixed rate of 3.745% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase
      Expires July 2017                                                           $ 20,000               (135)

      Pay a fixed rate of 3.734% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, Morgan Stanley Capital Services, Inc.
      Expires July 2017                                                           $ 10,000                (61)

      Pay a fixed rate of 5.136% and receive a floating rate based on 3-month LIBOR

      Broker, JPMorgan Chase
      Expires July 2017                                                           $  8,500                 (4)

      Pay a fixed rate of 3.68% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, Citibank
      Expires August 2017                                                         $  3,000                 --
      ----------------------------------------------------------------------------------------------------------
      Total                                                                                            $ (127)
                                                                                                       =========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: June 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: June 20, 2007

By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: June 20, 2007